Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2025	Jun. 30, 2025
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	$ 0.002	$ 0.002
Ordinary shares, authorized (in Shares)	125,000,000	125,000,000
Ordinary shares, issued (in Shares)	11,250,000	11,250,000
Ordinary shares, outstanding (in Shares)	11,250,000	11,250,000